Commitments and Contingencies	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2020
Commitments and Contingencies
NOTE 12. COMMITMENTS AND CONTINGENCIES
Sales Taxes
The Company determined that it was required to pay sales and use tax in various jurisdictions. Accordingly, the Company has recorded a liability of $1,290 and $1,282 as of June 30, 2021 and December 31, 2020, respectively, which includes estimated penalties and interest of $145 at December 31, 2020. There are no penalties and interest included in the balance at June 30, 2021.
Supplier Commitment
Effective August 2020, the Company had a commitment with a supplier to place monthly product orders over an annual period based on agreed-upon minimum monthly volumes. As of December 31, 2020, the remaining purchase commitment had a value of $12,601. In March 2021 this agreement was amended and the term of the agreement was extended to August 2022 resulting in the total remaining commitment amount as of June 30, 2021, increasing to $22,856.
Legal Matters
The Company is subject to various legal proceedings and claims that arise in the ordinary course of our business. Liabilities are accrued when it is believed that it is both probable that a liability has been incurred and that the Company can reasonably estimate the amount of the potential loss. The Company does not believe that the outcome of these proceedings or matters will have a material effect on the consolidated financial statements.
NOTE 12. COMMITMENTS AND CONTINGENCIES
Lease Commitments
From time to time, the Company enters into lease agreements with third parties for purposes of obtaining office and warehouse space. These leases are accounted for as operating leases pursuant to the New Lease Standard. The leases have remaining lease terms of 2 to 3 years. In addition to monthly rent payments, the Company reimburses the lessors for its share of operating expenses as defined in the leases. Such amounts are not included in the measurement of the lease liability but are recognized as a variable lease expense when incurred. One of these leases includes one, five-year extension option. At this time, it is not reasonably certain that the Company will exercise this renewal option and therefore it is not included in the Company’s calculation of its ROU assets or lease liability. During the year ended December 31, 2019, the Company obtained $1,574, respectively of ROU assets in exchange for lease obligations in connection with its operating leases. No new leases were entered into during the year ended December 31, 2020.
ROU assets and lease liabilities are recognized based on the present value of lease payments over the lease term at commencement date. The Company’s weighted average discount rate was 5% at December 31, 2019 and December 31, 2020. The weighted-average lease term was 2.1 years and 3.8 years at December 31, 2020 and 2019, respectively.
During the years ended, and as of December 31, 2020 and 2019, the Company had no finance leases.
During the years ended December 31, 2020 and 2019, the Company incurred rent and other related occupancy expenses of $542 and $231, respectively. Included in these amounts are $35 and $16 of variable rent expense, respectively, which is comprised primarily of the Company’s proportionate share of operating expenses, properly classified as lease cost due to the Company’s election to not separate lease and non-lease
components. Rent costs are recorded to cost of revenue and general and administrative expenses on the company’s Consolidated Statement of Operations.
Annual base rental commitments associated with these leases, excluding operating expense reimbursements, month-to-month
lease payments and other related fees and expenses during the remaining lease terms are as follows.

Operating Leases
2021	$482

2022	490

2023	87

2024 and thereafter	—

Total lease payments	1,059

Less: imputed interest	(59)

Total lease liability	1,000

Less: Lease liability, current portion	(485)

Lease liability, noncurrent	$515

The Company had $920 and $1,380 of ROU assets related to its lease liabilities at December 31, 2020 and 2019, respectively, and are included in other long-term assets on the Consolidated Balance Sheets. The noncurrent portion of the Company’s lease liability is included in other long-term liabilities on the Consolidated Balance Sheets.
Cash paid for amounts included in the measurement of operating lease liabilities was $529 and $122 for the years ended December 31, 2020 and 2019, respectively.

Sales Taxes
The Company determined that it was required to pay sales and use tax in various jurisdictions. Accordingly, the Company has recorded a liability of $1,282 and $2,962 as of December 31, 2020 and 2019, respectively, which includes estimated penalties and interest of $145 and $459, respectively. The Company is in the process of filing voluntary disclosure agreements with certain jurisdictions and remitting the sales tax. If these jurisdictions determine that additional amounts are necessary, the Company will be required to pay accordingly. The Company recorded charges related to these filings of $264 and $589 for the years ended December 31, 2020 and 2019, respectively, which are included in general and administrative expenses in the accompanying Consolidated Statements of Operations.
Supplier Commitment
Effective August 2020, the Company had a commitment with a supplier to place monthly product orders over an annual period based on agreed-upon minimum monthly volumes. As of December 31, 2020, the remaining purchase commitment had a value of $12.6 million. In March 2021, this agreement was amended and the term of the agreement was extended to August 2022 resulting in the total remaining commitment amount as of March 31, 2021, increasing to $22.9 million.
Legal Matters
The Company is subject to various legal proceedings and claims that arise in the ordinary course of our business. Liabilities are accrued when it is believed that it is both probable that a liability has been incurred and that the Company can reasonably estimate the amount of the potential loss. The Company does not believe that the outcome of these proceedings or matters will have a material effect on the consolidated financial statements.

Fifth Wall Acquisition Corp [Member]
Commitments and Contingencies
Note 5 — Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Shares and shares that may be issued upon conversion of Working Capital Loans will be entitled to registration rights pursuant to a registration rights agreement to be signed prior to the consummation of the Proposed Public Offering. These holders will be entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The underwriters will be entitled to an underwriting discount of $0.20 per Share, or $6.0 million in the aggregate (or $6.9 million in the aggregate if the underwriters’ over-allotment option is exercised in full), payable upon the closing of the Proposed Public Offering. An additional fee of $0.35 per Share, or $10.5 million in the aggregate (or $12.1 million in the aggregate if the underwriters’ over-allotment option is exercised in full) will be payable to the underwriters for deferred underwriting commissions. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, close of the Proposed Public Offering and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Note 5 — Commitments and Contingencies
Registration Rights
The holders of Founder Shares, Private Placement Shares and shares that may be issued upon conversion of Working Capital Loans were entitled to registration rights pursuant to a registration rights agreement signed upon the consummation of the Initial Public Offering. These holders were entitled to certain demand and “piggyback” registration rights. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a
45-day
option from the date of the final prospectus relating to the Initial Public Offering to purchase up to 4,500,000 additional shares to cover over-allotments, if any,

at the Initial Public Offering price, less underwriting discounts and commissions. The underwriters fully exercised the over-allotment option on February 9, 2021.
Risks and Uncertainties
Management continues to evaluate the impact of the
COVID-19
pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations, and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed financial statements. The condensed financial statements do not include any adjustments that might result from the outcome of this uncertainty.